INCOME TAXES (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current expense [Abstract]
Federal	$ 40,537	$ 31,428	$ 49,561
State	1,322	250	2,872
Total current expense	41,859	31,678	52,433
Deferred (benefit) expense [Abstract]
Federal	528	3,980	(19,368)
State	(182)	212	(3,037)
Total deferred (benefit) expense	346	4,192	(22,405)
Income tax expense	42,205	35,870	30,028
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes computed at federal statutory rate (35%) on income before income taxes	45,756	38,827	33,260
Benefit from tax-exempt income	(2,911)	(2,815)	(2,304)
Tax credits	(2,691)	(1,388)	(1,100)
State income taxes, net of federal tax benefit	741	301	(107)
Effective Income Tax Rate Reconciliation, ASU 2014-10, Affordable Housing Amortization, Amount	1,923	455	0
Other	(613)	490	279
Income tax expense	42,205	35,870	$ 30,028
Deferred tax assets [Abstract]
Allowance for loan and lease losses	20,955	19,397
Deferred compensation	627	627
Postretirement benefits other than pension liability	925	971
Accrued stock-based compensation	1,094	1,354
Other real estate owned write-downs	888	1,714
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Impairment Losses	844	1,075
Accrued expenses	5,081	5,027
Deferred Tax Assets, Unrealized Losses on Investment Securities and Derivatives	3,141	3,574
Other	453	1,004
Total deferred tax assets	34,008	34,743
Deferred tax liabilities [Abstract]
Tax depreciation greater than book depreciation	(5,166)	(6,011)
FHLB and FRB stock	(5,535)	(5,685)
Mortgage-servicing rights	(530)	(411)
Leasing activities	(4,933)	(5,003)
Deferred Tax Liabilities, Prepaid Pension Cost	12,539	11,384
Intangible assets	(16,611)	(14,764)
Deferred loan fees and costs	(1,238)	(2,335)
Prepaid expenses	(348)	(384)
Deferred Tax Liabilities, Partnership Interests	1,218	1,342
Fair value adjustments on acquisitions	(1,404)	(1,492)
Other	(852)	(682)
Deferred Tax Liabilities, Gross	(50,374)	(49,493)
Total deferred tax liabilities	(16,366)	(14,750)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Unrecognized tax benefits affecting income tax rate	2,400
Balance at beginning of year	0
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	3,735
Balance at end of year	$ 3,735	$ 0